Trade and other payables - The ageing of trade payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	$ 382	$ 394
Less than one year
Trade and other payables
Trade payables	$ 382	393
Between one and five years
Trade and other payables
Trade payables		$ 1